Deferred revenue and income (Tables)	12 Months Ended
Dec. 31, 2017
Deferred revenue and income [Abstract]
Schedule of Deferred Revenue and Income
(In thousands)	December 31, 2016	December 31, 2017
Deferred revenue
Membership subscription revenues	22,115	26,303
Online game revenues	152	174
Others (i)	—	384
Deferred income
Government grants (ii)	4,195	3,811
Reimbursement from the depository (iii)	814	616
Total	27,276	31,288
Less: non-current portion (iv)	(4,082)	(3,242)
Deferred revenue and income, current portion	23,194	28,046

(i)	Others include live video revenues and issuance of LinkTokens.

(ii)
In June 2017, the Group received government grant of USD 1,224,000. This government grant was recognized as deferred income and amortized in 5 years under the property, plant and equipment depreciation policy.

(iii)
In December 2017, the Company received from its depositary bank a reimbursement of USD 127,000, net of withholding tax of USD 42,000. This reimbursement was recognized as deferred income and amortized over the depositary service period of 5 years.

(iv)
As of December 31, 2017, the non-current portion included membership subscription revenue of USD 425,000 (2016: USD 820,000), government grants of USD 2,509,000 (2016: USD 2,719,000), and reimbursement from the depositary of USD 308,000 (2016: USD 543,000).